Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common stock and reserves [Member]	Subordinate share capital [Member]	Commitment to issue shares [Member]	Accumulated other comprehensive loss [Member]	Deficit [Member]	Total
Beginning balance (Shares) at Mar. 31, 2024	120,047,814
Beginning balance at Mar. 31, 2024	$ 105,467,920		$ 628,141	$ (2,271,248)	$ (72,851,401)	$ 30,973,412
Warrants issued in private placement	966,028					966,028
Share-based compensation	$ 849,559					849,559
Repurchase and cancellation of shares (Shares)	(2,051,000)
Repurchase and cancellation of shares	$ (276,730)					(276,730)
Net loss and comprehensive loss				133,050	(3,969,542)	(3,836,492)
Ending balance (Shares) at Mar. 31, 2025	117,996,814
Ending balance at Mar. 31, 2025	$ 107,006,777		628,141	(2,138,198)	(76,820,943)	28,675,777
Share-based compensation	$ 236,779					236,779
Repurchase and cancellation of shares (Shares)	(479,500)
Repurchase and cancellation of shares	$ (103,034)					103,034
Exercise of debentures (Shares)	318,753
Exercise of debentures	$ 103,544					103,544
Issuance of subordinate shares (Shares)		100,000,000
Issuance of subordinate shares		$ 72				72
EFF Settlement			(188,698)			(188,698)
Net loss and comprehensive loss				(47,417)	(3,243,718)	(3,291,135)
Ending balance (Shares) at Mar. 31, 2026	117,836,067	100,000,000
Ending balance at Mar. 31, 2026	$ 107,244,066	$ 72	$ 439,443	$ (2,185,615)	$ (80,064,661)	$ 25,433,305